Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Jul. 16, 2021
Entity Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 16, 2021
Document Effective Date	Jul. 16, 2021
Prospectus Date	Jul. 16, 2021
Formidable Fortress ETF | Formidable Fortress ETF
Prospectus [Line Items]
Trading Symbol	KONG